Details of Significant Accounts - Other gains and losses, schedule of other gains and losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Foreign exchange gains (losses)	$ (265)	$ (89)	$ 34
Gains on financial assets at fair value through profit or loss	51	0	0
Gains (losses) on financial liabilities at fair value through profit or loss	1,532	(227)	1,641
Others	1	0	0
Other gains and losses	$ 1,319	$ (316)	$ 1,675